Insurance	12 Months Ended
Oct. 31, 2025
Insurance service result [abstract]
Insurance
Note 14: Insurance
Insurance Results
Insurance results are presented in
non-interest
revenue, insurance service results and
non-interest
revenue, insurance investment results, in our Consolidated Statement of Income. Insurance service results include insurance revenue, insurance service expenses and reinsurance results. Insurance investment results include net returns on insurance-related assets and the impact of the change in discount rates and financial assumptions on insurance contract liabilities. As of November 1, 2023, we no longer reported insurance claims, commissions and changes in policy benefit liabilities as a result of the adoption of IFRS 17.
Insurance service results in our Consolidated Statement of Income are as follows:

(Canadian $ in millions)	2025	2024
Insurance revenue	$1,922	$1,767
Insurance service expenses	(1,464)	(1,330)
Net expenses from reinsurance contracts	(37)	(97)
Insurance service results	$421	$340
Insurance investment results in our Consolidated Statement of Income are as follows:

(Canadian $ in millions)	2025	2024
Investment return	$1,122	$2,320
Insurance finance (expense) from insurance and reinsurance contracts held	(955)	(2,098)
Movement in investment contract liabilities	(43)	(117)
Insurance investment results	$124	$105

Insurance Contract Liabilities
We are engaged in insurance businesses related to life insurance and annuities, which include pension risk, accident and sickness, creditor insurance and reinsurance. Insurance contract liabilities represent groups of contracts with similar risks, written in the same fiscal year and with similar expected profitability. We measure these groups of contracts based on our estimates of the present value of future cash flows that are expected to arise as we fulfill the contracts, plus an explicit risk adjustment for insurance-specific risk. The risk adjustment brings the confidence level on the sufficiency of reserves to 70%—75%.
To the extent that discounted future cash inflows exceed discounted, risk-adjusted future cash outflows, a CSM is recorded, representing unearned profits that will be recognized over the duration of the insurance contracts. If a group of insurance contracts is expected to experience losses, these losses are recorded in income immediately in non-interest
revenue, insurance service results. Releases in expected fulfilment cash outflows, risk adjustment and CSM are recognized in our Consolidated Statement of Income in insurance service results over the term of the related insurance contracts. We use this approach for all insurance contracts, except for creditor insurance and direct participating contracts. We apply a modified approach to our direct participating contracts and segregated funds, whereby their initial measurement is consistent with other insurance contracts, but the variability in financial variables is recorded through CSM versus income, representing
the variability of our own share of the fees. For our creditor business, which has a coverage period of one year or less, we defer premiums received and recognize them in income over the coverage period, and recognize a liability for claims only once a loss is incurred.
Insurance contract liabilities by remaining coverage and incurred claims comprise the following:

(Canadian $ in millions)			2025			2024
	Liabilities for remaining coverage	Liabilities for incurred claims	Total	Liabilities for remaining coverage	Liabilities for incurred claims	Total
Insurance contract liabilities, beginning of year	$17,047	$201	$17,248	$13,114	$235	$13,349
Insurance service results	(2,406)	2,048	(358)	(1,448)	1,101	(347)
Net finance expenses from insurance contracts	1,048	–	1,048	2,206	–	2,206
Total cash flows	3,763	(2,039)	1,724	3,176	(1,136)	2,040
Other changes in the net carrying amount of the insurance contract (1)	(785)	(11)	(796)	(1)	1	–
Insurance contract liabilities, end of year (2)	$18,667	$199	$18,866	$17,047	$201	$17,248

(1)	Includes $798 million relating to the sale of a non-strategic portfolio of insurance contracts for the year ended October 31, 2025.
(2)	The liabilities for incurred claims relating to insurance contracts in our creditor and reinsurance business were $102 million as at October 31, 2025 ( $115 million as at October 31, 2024 ) .
CSM from contracts issued for the year ended October 31, 2025 was $178 million ($107 million in 2024). Total CSM for insurance contracts issued and reinsurance contracts held was $1,528 million and $312 million, respectively, as at October 31, 2025 ($1,550 million and $479 million, respectively, as at October 31, 2024). Onerous contract losses for the years ended October 31, 2025 and 2024 were not material.
We use the following rates to discount fulfilment cash flows of our insurance contracts, which are based on a risk-free yield adjusted for an illiquidity premium that reflects the liquidity characteristics of the liabilities:

Portfolio duration:	2025	2024
1 year	3.24%	4.16%
3 years	3.54%	4.17%
5 years	3.89%	4.35%
10 years	4.67%	4.82%
20 years	5.25%	5.15%
30 years	4.99%	4.98%
Ultimate	5.00%	5.00%
We recognize the impact of changes in the discount rate and financial assumptions on insurance contract liabilities in our Consolidated Statement of Income in non-interest
revenue, insurance investment results.
Investment Contract Liabilities
Investment contracts include products that do not involve the transfer of significant insurance risk, either at inception or during the life of the investment contract. These products are limited to certain structured settlements and term annuities that provide income for a specified period of time. We designate the obligations related to certain investment contracts in our insurance businesses at FVTPL, which eliminates a measurement inconsistency that would otherwise arise from measuring the investment contract liabilities and offsetting changes in the fair value of the investments supporting them on a different basis. The change in fair value of these investment contract liabilities is recorded in non-interest
revenue, insurance investment results, in our Consolidated Statement of Income, with the exception of changes in our own credit risk recognized in other comprehensive income. The impact of changes in our own credit risk is measured based on movements in our own credit spread year over year. Changes in the fair value of investments backing these investment contract liabilities are recorded in non-interest
revenue, insurance investment results, in our Consolidated Statement of Income. We also carry certain investment contract liabilities at amortized cost. These totalled $300 million at October 31, 2025 ($147 million at

October 31, 2024).

The following table presents the fair value and changes in fair value in our investment contract liabilities measured at FVTPL:

(Canadian $ in millions)	Fair value	Notional amount due at contractual maturity	Difference between fair value and amount due at contractual maturity	Change in fair value – gains (losses) recorded in the Consolidated Statement of Income	Change in fair value – gains (losses) due to own credit risk recorded in OCI (before tax)	Cumulative change in fair value – gains (losses) due to own credit risk recognized in AOCI (before tax)
As at October 31, 2025	$745	$1,278	$(533)	$(35)	$ 28	$2
As at October 31, 2024	796	1,336	(540)	(86)	(34)	(26)
In addition to the insurance contract and investment contract liabilities noted above, we have recorded $525 million as at October 31, 2025 ($579 million as at
October 31, 2024) in insurance-related liabilities in our Consolidated Balance Sheet, primarily comprising reinsurance contract liabilities.
Insurance Risk Management
Insurance market risk includes interest rate and equity market risk arising from the activities of our BMO Insurance business. During the year, we entered into hedging arrangements to offset the impact of changes in interest rates on our earnings. The impact of insurance market risk on earnings is recorded in non-interest
revenue, insurance investment results, in our Consolidated Statement of Income.
The table below reflects the estimated immediate impact on, or sensitivity of, income before taxes to certain changes in interest rates, and includes the estimated impact of the above hedging arrangements and our exposure to equity price risk arising from our investment in equity securities.

(Canadian $ in millions)	2025	2024
Interest Rate Sensitivity (1) (2)
50 basis point increase	$ 2	$ 6
50 basis point decrease	(6)	(9)

Equity Market Sensitivity (3)
10% increase	$ 6	$ 28
10% decrease	(7)	(26)

(1)	Estimated impact on, or sensitivity of, income before taxes to a 50 basis point increase or decrease in interest rates.
(2)	Interest rate sensitivities assume a parallel shift in assumed interest rates across the entire yield curve as at the end of the period with no change in the ultimate risk-free rate.
(3)
Estimated impact on, or sensitivity of, income before taxes to a 10% increase or decrease in our exposure to equity price risk arising from our investment in equity securities at the reporting date, assuming all other variables remain constant.

The table below presents the sensitivity of earnings to increases or decreases in policy-related assumptions.

(Canadian $ in millions)	2025				2024
	Contractual service margin		Profit or loss		Contractual service margin		Profit or loss
	Gross	Net	Gross	Net	Gross	Net	Gross	Net
Policy-related Assumptions
Mortality rates (1% increase) (1)	$(8)	$15	$1	$2	$(17)	$10	$1	$1
Lapse rates (10% increase) (2)	(45)	38	(82)	(74)	(151)	(52)	(10)	(4)
Expenses (5% increase) (3)	(14)	(14)	(1)	(1)	(15)	(15)	–	–

(1)	Mortality relates to the occurrence of death and is a key assumption for our life insurance business.
(2)
Policies are terminated through lapses and surrenders, where lapses represent the termination of policies due to non-payment
of premiums and surrenders represent the voluntary termination of policies by policyholders.

(3)	Directly attributable operating expense assumptions reflect the projected cost of maintaining and servicing in-force policies, including associated directly attributable overhead expenses.